Business Combinations - Additional Information (Detail) - USD ($)					1 Months Ended	6 Months Ended		9 Months Ended		12 Months Ended
	Oct. 27, 2020	Dec. 02, 2019	Jul. 16, 2019	Jan. 15, 2019	Jul. 31, 2020	Dec. 31, 2019	Jul. 15, 2019	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2021	Dec. 31, 2017
Business Acquisition [Line Items]
Business Combination, rollover equity										$ 6,400,000
Fair value of the contingent consideration								$ 6,900,000		5,200,000
Business Combination, Recognized Identifiable Assets and Liabilities, Goodwill			$ 1,227,262,000			$ 1,233,173,000	$ 82,768,000	1,261,444,000		1,261,444,000	$ 1,233,173,000		$ 63,623,000
Business Combination, deferred revenue	$ 2,900,000		32,000,000.0
Business Combination, contingent consideration liability	2,600,000
Acquisition expenses								400,000		400,000
Revenue						40,045,000	45,458,000	119,841,000	$ 84,659,000	118,317,000
Net loss						(49,266,000)	12,868,000	(46,493,000)	(35,295,000)	(51,157,000)
Amortization of intangible assets						30,600,000	2,000,000.0	43,500,000	43,500,000
Interest expense						18,204,000	165,000	23,956,000	27,802,000	36,490,000
Debt current						4,500,000		6,875,000		4,680,000	4,500,000
Repayments debt financing			432,400,000							25,000,000
Consideration paid			1,122,400,000		$ 6,900,000
Revolving Credit Facility [Member]
Business Acquisition [Line Items]
Long-term Line of Credit			25,000,000.0
2019 Term Loan
Business Acquisition [Line Items]
Debt current			450,000,000.0
Long-term Line of Credit										454,800,000
Interest expense								$ 1,500,000	1,500,000
2019 Delayed Draw Term Loan
Business Acquisition [Line Items]
Debt current			$ 100,000,000.0
2019 Delayed Draw Term Loan | Revolving Credit Facility [Member]
Business Acquisition [Line Items]
Long-term Line of Credit										$ 0
AIDH Finance Sub capital [Member]
Business Acquisition [Line Items]
Percentage of financing agreements, collateralized			100.00%
AIDH Buyer and Definitive Holdco [Member]
Business Acquisition [Line Items]
Total estimated consideration			$ 1,267,300,000
Business Combination, cash consideration			697,000,000.0
Business Combination, rollover equity			$ 570,300,000
Percentage of financing agreements, collateralized			100.00%
AIDH Buyer [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets and Liabilities, Goodwill			$ 1,144,500,000
Finite-Lived Intangible Assets [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets and Liabilities, Intangible asset			456,300,000
Customer relationships [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets and Liabilities, Intangible asset			340,800,000
Data [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets and Liabilities, Intangible asset			34,300,000
Technology-Based Intangible Assets [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets and Liabilities, Intangible asset			48,500,000
Trademarks [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets and Liabilities, Intangible asset			32,700,000
Minimum [Member] | Customer relationships [Member]
Business Acquisition [Line Items]
Finite-lived Intangible Assets, estimated remaining useful life										14 years
Minimum [Member] | Data [Member]
Business Acquisition [Line Items]
Finite-lived Intangible Assets, estimated remaining useful life										1 year
Minimum [Member] | Technology-Based Intangible Assets [Member]
Business Acquisition [Line Items]
Finite-lived Intangible Assets, estimated remaining useful life										7 years
Minimum [Member] | Trademarks [Member]
Business Acquisition [Line Items]
Finite-lived Intangible Assets, estimated remaining useful life										17 years
Maximum [Member] | Customer relationships [Member]
Business Acquisition [Line Items]
Finite-lived Intangible Assets, estimated remaining useful life										15 years
Maximum [Member] | Data [Member]
Business Acquisition [Line Items]
Finite-lived Intangible Assets, estimated remaining useful life										4 years
Maximum [Member] | Technology-Based Intangible Assets [Member]
Business Acquisition [Line Items]
Finite-lived Intangible Assets, estimated remaining useful life										8 years
Maximum [Member] | Trademarks [Member]
Business Acquisition [Line Items]
Finite-lived Intangible Assets, estimated remaining useful life										19 years
Monocl Holding Company
Business Acquisition [Line Items]
Total estimated consideration	46,346,000									$ 46,346,000
Business Combination, cash consideration	18,307,000									18,307,000
Business Combination, rollover equity	25,439,000									25,439,000
Business Combination, contingent consideration	2,600,000									2,600,000
Business Combination,estimated fair value	2,600,000
Business Combination, Recognized Identifiable Assets and Liabilities, Goodwill	28,271,000									28,271,000
Business Combination, Recognized Identifiable Assets and Liabilities, Intangible asset	18,900,000									18,900,000
Business Combination, deferred revenue	(2,884,000)									(2,884,000)
Acquisition expenses										400,000
Revenue										1,200,000
Net loss										1,600,000
Amortization of intangible assets										800,000	1,200,000
Interest expense										1,000,000.0	1,200,000
Business Combination, Recognized Identifiable Assets and Liabilities, accounts receivable	788,000									788,000
Business Combination, Recognized Identifiable Assets and Liabilities, Accounts Payable	(2,137,000)									$ (2,137,000)
Adjustments to amortization expense									600,000
Interest expense									$ 800,000
Monocl Holding Company | Revolving Credit Facility [Member]
Business Acquisition [Line Items]
Business Combination, rollover equity	25,400,000
Business Combination, contingent consideration	15,000,000.0
Monocl Holding Company | Customer relationships [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets and Liabilities, Intangible asset	11,900,000
Finite-lived Intangible Assets, fair value	$ 11,900,000
Finite-lived Intangible Assets, estimated remaining useful life	14 years
Finite-lived Intangible Assets, weighted average amortization period										15 years
Monocl Holding Company | Data [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets and Liabilities, Intangible asset	$ 3,000,000.0
Finite-lived Intangible Assets, fair value	$ 3,000,000.0
Finite-lived Intangible Assets, estimated remaining useful life	3 years
Finite-lived Intangible Assets, weighted average amortization period										3 years
Monocl Holding Company | Technology-Based Intangible Assets [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets and Liabilities, Intangible asset	$ 2,600,000
Finite-lived Intangible Assets, fair value	$ 2,600,000
Finite-lived Intangible Assets, estimated remaining useful life	8 years
Finite-lived Intangible Assets, weighted average amortization period										8 years
Monocl Holding Company | Trademarks [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets and Liabilities, Intangible asset	$ 1,400,000
Finite-lived Intangible Assets, fair value	$ 1,400,000
Finite-lived Intangible Assets, estimated remaining useful life	19 years
Finite-lived Intangible Assets, weighted average amortization period										17 years
Monocl Holding Company | Minimum [Member]
Business Acquisition [Line Items]
Total estimated consideration	$ 46,300,000
Monocl Holding Company | Maximum [Member]
Business Acquisition [Line Items]
Total estimated consideration	$ 60,000,000.0
Definitive Holdco [Member]
Business Acquisition [Line Items]
Total estimated consideration			1,699,600,000							$ 1,699,612,000
Business Combination, cash consideration			1,129,300,000							1,129,346,000
Business Combination, rollover equity			570,300,000							570,266,000
Business Combination, Recognized Identifiable Assets and Liabilities, Goodwill			1,227,261,000				82,767,000
Business Combination, Recognized Identifiable Assets and Liabilities, Intangible asset			475,400,000				19,108,000
Business Combination, deferred revenue			32,000,000				38,278,000
Acquisition expenses			$ 4,004,000
Revenue						40,000,000.0	45,500,000			116,900,000
Net loss						$ 49,200,000	12,900,000			49,900,000
Amortization of intangible assets											33,400,000
Interest expense											21,000,000.0
Business Acquisition, Percentage of Voting Interests Acquired			100.00%
Long-term Line of Credit			$ 436,359,000
Fair value adjustments for deferred revenue											$ 1,400,000
Business Combination, Recognized Identifiable Assets and Liabilities, accounts receivable			12,747,000				12,747,000
Business Combination, Recognized Identifiable Assets and Liabilities, Accounts Payable			(15,200,000)				$ (5,477,000)
Definitive Holdco [Member] | Customer relationships [Member]
Business Acquisition [Line Items]
Finite-lived Intangible Assets, fair value			$ 358,000.0
Finite-lived Intangible Assets, estimated remaining useful life			15 years
Definitive Holdco [Member] | Data [Member]
Business Acquisition [Line Items]
Finite-lived Intangible Assets, fair value			$ 34,800,000
Finite-lived Intangible Assets, estimated remaining useful life			3 years
Definitive Holdco [Member] | Technology-Based Intangible Assets [Member]
Business Acquisition [Line Items]
Finite-lived Intangible Assets, fair value			$ 48,500,000
Finite-lived Intangible Assets, estimated remaining useful life			10 years
Definitive Holdco [Member] | Trademarks [Member]
Business Acquisition [Line Items]
Finite-lived Intangible Assets, fair value			$ 34,100,000
Finite-lived Intangible Assets, estimated remaining useful life			22 years
HIMSS
Business Acquisition [Line Items]
Total estimated consideration				$ 29,800,000
Business Combination, Recognized Identifiable Assets and Liabilities, Goodwill				19,100,000
Business Combination, Recognized Identifiable Assets and Liabilities, Intangible asset				11,400,000
Business Combination, deferred revenue				2,000,000.0
Business Combination, Recognized Identifiable Assets and Liabilities, accounts receivable				$ 1,300,000
HSE
Business Acquisition [Line Items]
Total estimated consideration		$ 6,800,000
Business Combination, cash consideration		2,800,000
Business Combination, rollover equity		4,000,000.0
Business Combination, Recognized Identifiable Assets and Liabilities, Goodwill		5,900,000
Business Combination, Recognized Identifiable Assets and Liabilities, Intangible asset		1,200,000
Business Combination, deferred revenue		$ 300,000
Business Acquisition, Percentage of Voting Interests Acquired		100.00%
Business Combination, Recognized Identifiable Assets and Liabilities, Deferred Tax Assets		$ 200,000
Business Combination, Recognized Identifiable Assets and Liabilities, accounts receivable		100,000
Business Combination, Recognized Identifiable Assets and Liabilities, Accounts Payable		$ 300,000
AIDH [Member] | Advent IX Funds [Member]
Business Acquisition [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired			100.00%
AIDH [Member] | AIDH Holdings [Member]
Business Acquisition [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired			55.00%
AIDH [Member] | Definitive Holdco [Member]
Business Acquisition [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired			45.00%
AIDH [Member] | Definitive Healthcare Corp [Member]
Business Acquisition [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired			100.00%
AIDH [Member] | AIDH Buyer [Member]
Business Acquisition [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired			100.00%
Annual Recurring Revenue [Member] | Minimum [Member]
Business Acquisition [Line Items]
Business Combination, Contingent Consideration, Range of Outcomes, Value, low										0		$ 0
Business Combination, Contingent Consideration, Range of Outcomes, Value, High										5,000,000.0		10,000,000.0
Annual Recurring Revenue [Member] | Maximum [Member]
Business Acquisition [Line Items]
Business Combination, Contingent Consideration, Range of Outcomes, Value, low										8,500,000		12,000,000.0
Business Combination, Contingent Consideration, Range of Outcomes, Value, High										$ 9,500,000		$ 16,000,000.0